UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104
                                                      --------

                           CENTENNIAL TAX EXEMPT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

      ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                          5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        BEGINNING         ENDING             EXPENSES
                        ACCOUNT           ACCOUNT            PAID DURING
                        VALUE             VALUE              6 MONTHS ENDED
                        (7/1/06)          (12/31/06)         DECEMBER 31, 2006
--------------------------------------------------------------------------------
Actual                  $1,000.00         $1,015.30          $3.43
--------------------------------------------------------------------------------
Hypothetical             1,000.00          1,021.81           3.44

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.67%

--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.1%
-------------------------------------------------------------------------------------------------------------------------
ALABAMA--4.8%
AL IDAU RB, Scientific Utilization Project, Series 1996, 4.46% 1                       $   1,350,000      $    1,350,000
-------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 4.11% 1                                        400,000             400,000
-------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4.26% 1                                                     1,625,000           1,625,000
-------------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
Project, Series 1998, 4.16% 1                                                              3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Clinic Board RB, P-Floats,
Series MT-200, 3.99% 1                                                                    25,995,000          25,995,000
-------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental,
Inc. Project, Series 2003-A, 4.26% 1                                                       1,670,000           1,670,000
-------------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 4.26% 1                         2,570,000           2,570,000
-------------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 4.01% 1                           5,200,000           5,200,000
-------------------------------------------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 4% 1                                         6,000,000           6,000,000
-------------------------------------------------------------------------------------------------------------------------
Mobile, AL Infirmary Health System Special Care Facilities FAU RRB,
Series B, 3.95% 1                                                                         10,400,000          10,400,000
-------------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 3.99% 1                                                                       1,615,000           1,615,000
-------------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner
University Campus Housing Project, Series 2004, 4.16% 1                                    2,910,000           2,910,000
-------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 4.26% 1                                    400,000             400,000
-------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC Project, Series 2006A, 4.26% 1               4,400,000           4,400,000
-------------------------------------------------------------------------------------------------------------------------
University of AL Birmingham Hospital RRB, P-Floats, Series PA-1413, 3.97% 1,2             16,915,000          16,915,000
                                                                                                          ---------------
                                                                                                              84,450,000

-------------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
AK HFC RRB, P-Floats, Series PZ-126, 3.97% 1,2                                             4,000,000           4,000,000
-------------------------------------------------------------------------------------------------------------------------
AK Northern Tobacco Securitization Corp. RRB, P-Floats,
Series MT-279, 3.97% 1,2                                                                   8,520,000           8,520,000
                                                                                                          ---------------
                                                                                                              12,520,000

-------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.3%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005-A, 4.11% 1,2                                                                  14,604,000          14,604,000
-------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, P-Floats, Series MT-322, 3.67% 1,2                               12,615,000          12,615,000
-------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 3.95% 1               22,500,000          22,500,000
-------------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 3.99% 1,2                                   8,295,000           8,295,000
                                                                                                          ---------------
                                                                                                              58,014,000

-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.9%
CA GOUN, P-Floats, Series PZP-010, 3.98% 1,2                                              14,445,000          14,445,000
-------------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 4.01% 1,2                                               2,615,000           2,615,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.98% 1,2                                                 3,485,000           3,485,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
CA RB, P-Floats, Series PZP-005, 4.01% 1,2                                             $  41,425,000      $   41,425,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-007, 3.98% 1,2                                                 4,265,000           4,265,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-008, 3.98% 1,2                                                 4,790,000           4,790,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.98% 1,2                                                   690,000             690,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.98% 1,2                                                 8,015,000           8,015,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-019, 3.96% 1,2                                                33,800,000          33,800,000
-------------------------------------------------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2, 3.96% 1                                          6,792,000           6,792,000
-------------------------------------------------------------------------------------------------------------------------
Sequoia, CA Union High School GOUN, P-Floats, Series PZ-176, 3.95% 1,2                     3,000,000           3,000,000
                                                                                                          ---------------
                                                                                                             123,322,000

-------------------------------------------------------------------------------------------------------------------------
COLORADO--7.5%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center,
Series A, 4% 1                                                                             5,100,000           5,100,000
-------------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 4.06% 1                        5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.96% 1                           1,790,000           1,790,000
-------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.70%, 6/1/07 3                   3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.96% 1                             480,000             480,000
-------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, Emmanuel School of Religion Project, 4% 1                                      3,625,000           3,625,000
-------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, National Jewish Federation Bond Program, Series A-9, 4% 1                      3,070,000           3,070,000
-------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 3.95% 1                                             3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 4.11% 1                                        2,105,000           2,105,000
-------------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure General
Improvement District, 3.96% 1                                                              1,500,000           1,500,000
-------------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement Projects,
Series 2004, 3.75%, 6/1/07 3                                                               2,500,000           2,500,000
-------------------------------------------------------------------------------------------------------------------------
Denver, CO Cty. & Cnty. REF COP, Wellington E. Webb Building,
Series 2003C, 3.91% 1                                                                      2,800,000           2,800,000
-------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series A-1, 3.98% 1                                               4,000,000           4,000,000
-------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series C, 3.98% 1                                                 8,000,000           8,000,000
-------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
P-Floats, Series MT-290, 3.99% 1,2                                                        24,495,000          24,495,000
-------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO RB, CAB,
Series 2000 B, 3.541%, 9/1/07 4                                                            3,200,000           3,126,506
-------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 4.06% 1                                                            8,500,000           8,500,000
-------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB,
Series 2005-S1, Cl. A2, 4.06% 1,2                                                          3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP Paribas STARS
Certificates Trust, Series 2004-110, 3.97% 1                                              13,190,000          13,190,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.97% 1                          $  14,495,000      $   14,495,000
-------------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.70% 1                            4,510,000           4,510,000
-------------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust,
Series 2006-6, 4.16% 1,2                                                                   1,817,000           1,817,000
-------------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 3.99% 1,2                                 14,670,000          14,670,000
                                                                                                          ---------------
                                                                                                             133,773,506

-------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.2%
DE EDAU RB, Archmere Academy Project, Series 2006, 3.93% 1                                 3,700,000           3,700,000
-------------------------------------------------------------------------------------------------------------------------
FLORIDA--3.5%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 4.01% 1                   11,415,000          11,415,000
-------------------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999, 3.97% 1                 1,140,000           1,140,000
-------------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL HFA MH RRB, Island Club Apts. Project,
Series 2001A, 3.95% 1                                                                      8,835,000           8,835,000
-------------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 4.03% 1                    2,650,000           2,650,000
-------------------------------------------------------------------------------------------------------------------------
FL HFC RB, P-Floats, Series MT-320, 3.99% 1,2                                             11,495,000          11,495,000
-------------------------------------------------------------------------------------------------------------------------
FL Sunshine State Governmental Financing Commission RB, Series 1986, 4% 1                  2,845,000           2,845,000
-------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project, Series 2004, 3.97% 1             2,200,000           2,200,000
-------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project, Series 2003A, 3.99% 1            2,800,000           2,800,000
-------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Aviation RRB, Miami International Airport Hub,
Series C, 5%, 10/1/07                                                                        500,000             505,089
-------------------------------------------------------------------------------------------------------------------------
Orange Cnty. FL IDAU RB, Lake Highland Preparatory School,
Series 1998, 3.97% 1                                                                       4,795,000           4,795,000
-------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series 1998, 3.97% 1                   900,000             900,000
-------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central Florida, Inc. Project,
Series 2000A, 3.97% 1                                                                      3,985,000           3,985,000
-------------------------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 3.99% 1,2                                                           9,450,000           9,450,000
                                                                                                          ---------------
                                                                                                              63,015,089

-------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.8%
Atlanta, GA TXAL RB, Atlantic Station Project, Sub. Lien, Series 2006, 4.01% 1            38,300,000          38,300,000
-------------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 4.16% 1                                410,000             410,000
-------------------------------------------------------------------------------------------------------------------------
DeKalb Cnty., GA HA RANs, DeKalb Medical Center, Inc. Project,
Series 2003 A, 4%, 9/1/07                                                                  1,000,000           1,002,549
-------------------------------------------------------------------------------------------------------------------------
GA GOUN, Series G, Goldman Sachs Trust Series 2006-85TP, 3.97% 1                           2,690,000           2,690,000
-------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006A, 3.96% 1                                                                      5,540,000           5,540,000
-------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006C, 3.96% 1                                                                      8,750,000           8,750,000
-------------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 4.08% 1                                          7,835,000           7,835,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
Turner Cnty., GA DAU IDV RB, McElroy Metal Mill, Inc., 4.11% 1                         $   2,110,000      $    2,110,000
                                                                                                          ---------------
                                                                                                              66,637,549

-------------------------------------------------------------------------------------------------------------------------
HAWAII--0.4%
University of Hawaii RRB, PTTR, Series 1487, 3.97% 1,2                                     6,850,000           6,850,000
-------------------------------------------------------------------------------------------------------------------------
IDAHO--0.5%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 4.07% 1                           7,000,000           7,000,000
-------------------------------------------------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006, 4.11% 1                   1,000,000           1,000,000
                                                                                                          ---------------
                                                                                                               8,000,000

-------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.4%
Chicago, IL GOB, AAMC Series 2001-34, 3.96% 1,2                                           10,975,000          10,975,000
-------------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10, 3.97% 1,2                 2,955,000           2,955,000
-------------------------------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport RB, Passenger Facilities Charge,
Series 1996A, 5.375%, 1/1/07                                                                 200,000             200,000
-------------------------------------------------------------------------------------------------------------------------
Chicago, IL Project REF GOUN, Series 2001A, 5.50%, 1/1/08                                  1,500,000           1,527,951
-------------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 4.25% 1                                          800,000             800,000
-------------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 3.96% 1                                      14,370,000          14,370,000
-------------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 4.01% 1                             3,125,000           3,125,000
-------------------------------------------------------------------------------------------------------------------------
Greenville, IL RB, Greenville College Project, Series 2006, 3.70% 1                        2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, REVCOR, Inc. Project, Series 1996, 4.07% 1                                    655,000             655,000
-------------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 4% 1                                  3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.99% 1                    6,725,000           6,725,000
-------------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-44, 3.97% 1,2                 4,140,000           4,140,000
-------------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-83, 3.97% 1,2                 5,830,000           5,830,000
-------------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, PTTR, Series 1508, 3.97% 1,2                      9,380,000           9,380,000
-------------------------------------------------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 4.01% 1,2                                                 9,135,000           9,135,000
-------------------------------------------------------------------------------------------------------------------------
Lake Cnty., IL Community Consolidated SDI No. 73 GOUN, PTTR,
Series 329, 3.97% 1,2                                                                        625,000             625,000
-------------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 4.15% 1                        15,330,486          15,330,486
-------------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 4.01% 1                             800,000             800,000
-------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN,
Reset Option Certificates II-R Trust, Series 631, 3.97% 1,2                                4,295,000           4,295,000
-------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, P-Floats,
Series PZ-47, 3.97% 1,2                                                                    9,695,000           9,695,000
-------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Tender Option Certificates Trust Series 2006 Z-10, 3.97% 1,2                               2,115,000           2,115,000
-------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Tender Option Certificates Trust Series Z-13, 3.97% 1                                      2,185,000           2,185,000
-------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats, Series PZ-48, 3.97% 1,2               3,605,000           3,605,000
                                                                                                          ---------------
                                                                                                             113,468,437


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INDIANA--0.7%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 3.96% 1,2                             $   8,500,000      $    8,500,000
-------------------------------------------------------------------------------------------------------------------------
Lafayette, IN Sewer Works RRB, PTTR, Series 1490, 3.97% 1,2                                4,580,000           4,580,000
                                                                                                          ---------------
                                                                                                              13,080,000

-------------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 4.07% 1                       4,600,000           4,600,000
-------------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.4%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 4.21% 1                           7,815,000           7,815,000
-------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., KY Student Housing Industrial Building RB, ULH, Inc.
University of Louisville, Series A, 3.95% 1                                                9,410,000           9,410,000
-------------------------------------------------------------------------------------------------------------------------
Louisville/Jefferson Cntys., KY Visitors & Convention Commission
Tax RRB, Series B, 3.97% 1                                                                 8,800,000           8,800,000
-------------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 4.16% 1                                                                       5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project,
Series 2005, 4.14% 1                                                                       2,114,000           2,114,000
-------------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
Series 1989, 4.26% 1                                                                      10,000,000          10,000,000
                                                                                                          ---------------
                                                                                                              43,139,000

-------------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.5%
Jefferson Parish, LA Hospital Service District No. 001 RB, PTTR,
Series 522, 3.97% 1                                                                       22,000,000          22,000,000
-------------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.96% 1                         2,400,000           2,400,000
-------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB,
Hollybrook Cottonseed Processing, 4.07% 1                                                  2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB,
Hollybrook Enterprises LLC, 4.07% 1                                                        2,400,000           2,400,000
-------------------------------------------------------------------------------------------------------------------------
LA Municipal Securities Trust Certificates, Series 5020, Cl. A, 4.01% 1,2                  3,310,000           3,310,000
-------------------------------------------------------------------------------------------------------------------------
LA Natural Gas Purchasing RB, PTTR, Series 1411Q, 3.97% 1,2                               23,650,000          23,650,000
-------------------------------------------------------------------------------------------------------------------------
LA Office Facilities Corp. Lease RB, P-Floats, Series MT-196, 3.75% 1,5                    6,140,000           6,140,000
-------------------------------------------------------------------------------------------------------------------------
LA Public FA RRB, BNP Paribas STARS Certificate Trust,
Series 2006-153, 3.97% 1,2                                                                 1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 3.97% 1                                17,560,000          17,560,000
-------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 3.97% 1                                 1,550,000           1,550,000
-------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 3.97% 1                                11,550,000          11,550,000
-------------------------------------------------------------------------------------------------------------------------
Shreveport, LA Home Mtg. Authority MH RRB,
Summer Pointe LLC Project, 3.96% 1                                                         4,220,000           4,220,000
                                                                                                          ---------------
                                                                                                              97,780,000

-------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.2%
Baltimore Cnty., MD RB, Golf Systems, Series 2001, 3.96% 1                                 4,600,000           4,600,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
Baltimore Cnty., MD RB, Loyola Blakefield High School Facilities,
Series 1999, 3.96% 1                                                                   $   6,845,000      $    6,845,000
-------------------------------------------------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Prep School Facilities, Series A, 3.96% 1                          3,000,000           3,000,000
-------------------------------------------------------------------------------------------------------------------------
MD EDC RB, Easter Seals Facility, Series 2006, 3.96% 1                                     6,900,000           6,900,000
-------------------------------------------------------------------------------------------------------------------------
MD EFC RB, Garrett Community College Foundation, Series 2006, 3.96% 1                      7,005,000           7,005,000
-------------------------------------------------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities,
Series 2005B, 3.96% 1                                                                     10,344,000          10,344,000
                                                                                                          ---------------
                                                                                                              38,694,000

-------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.1%
MA GOLB, Consolidated Loan, Series B, 6%, 4/1/07                                           1,000,000           1,005,760
-------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.9%
Detroit, MI RANs, 4.50%, 3/1/07                                                           12,800,000          12,815,532
-------------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RRB, P-Floats, Series PT-3756, 3.96% 1,2                       7,500,000           7,500,000
-------------------------------------------------------------------------------------------------------------------------
Detroit, MI TANs, 4.50%, 3/1/07                                                           18,900,000          18,922,934
-------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, MSTFC Series 2006-1478, 3.97% 1,2                               3,045,000           3,045,000
-------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1465, 3.97% 1,2                                    3,200,000           3,200,000
-------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481, 3.97% 1,2                                    4,255,000           4,255,000
-------------------------------------------------------------------------------------------------------------------------
MI HOFA RB, P-Floats, Series PA-1425, 3.97% 1,2                                            2,500,000           2,500,000
                                                                                                          ---------------
                                                                                                              52,238,466

-------------------------------------------------------------------------------------------------------------------------
MINNESOTA--3.2%
Big Lake, MN ISD No. 727 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/10/07                                                               2,000,000           2,008,858
-------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 3.96% 1                3,405,000           3,405,000
-------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project,
Series 1985, 3.96% 1                                                                       3,310,000           3,310,000
-------------------------------------------------------------------------------------------------------------------------
Dakota Cnty., MN H&RA MH RB, P-Floats, Series MT-321, 3.99% 1,2                           23,250,000          23,250,000
-------------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 05B, 4.07% 1                                                                        4,500,000           4,500,000
-------------------------------------------------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project, 3.96% 1                                           865,000             865,000
-------------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/10/07                                                               1,700,000           1,708,665
-------------------------------------------------------------------------------------------------------------------------
Lake Superior, MN ISD No. 381 Aid Anticipation Certificates,
Series 2006B, 4.50%, 8/27/07                                                               2,000,000           2,008,618
-------------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 4.11% 1                                   895,000             895,000
-------------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/7/07                                                                4,630,000           4,650,263
-------------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 4.16% 1                    4,675,000           4,675,000
-------------------------------------------------------------------------------------------------------------------------
St. Paul, MN H&RA HCF RB, P-Floats, Series PA-1434, 3.97% 1,2                              5,000,000           5,000,000
                                                                                                          ---------------
                                                                                                              56,276,404


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Business Finance Corp. IDV RB, Jimmy Sanders, Inc. Project, 4.13% 1                 $     950,000      $      950,000
-------------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 4.01% 1                             3,250,000           3,250,000
                                                                                                          ---------------
                                                                                                               4,200,000

-------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.7%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 4.03% 1                              6,700,000           6,700,000
-------------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 3.96% 1                                                                       1,700,000           1,700,000
-------------------------------------------------------------------------------------------------------------------------
MO Housing Development Commission SFM RRB, Series 2006A, 4.53% 1                           1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 A, 4.01% 1,2           10,575,000          10,575,000
-------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 B, 4.01% 1,2            8,365,000           8,365,000
-------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 4.08% 1                                                                       1,765,000           1,765,000
                                                                                                          ---------------
                                                                                                              30,105,000

-------------------------------------------------------------------------------------------------------------------------
MONTANA--0.4%
Forsyth, MT PC RRB, Pacificorp Project, 4% 1                                               7,600,000           7,600,000
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood Apts.,
Series 2006A, 4.11% 1,2                                                                   10,720,000          10,720,000
-------------------------------------------------------------------------------------------------------------------------
NE PP District RB, Series 2002A, 5%, 1/1/07                                                  500,000             500,000
                                                                                                          ---------------
                                                                                                              11,220,000

-------------------------------------------------------------------------------------------------------------------------
NEVADA--1.4%
Clark Cnty., NV GOLB, PTTR, Series 1489, 3.97% 1,2                                         9,530,000           9,530,000
-------------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV SDI GOLB, PTTR, Series 1600, 3.97% 1                                       4,490,000           4,490,000
-------------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 3.96% 1,2                 11,090,000          11,090,000
                                                                                                          ---------------
                                                                                                              25,110,000

-------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project, 4.11% 1                                            1,300,000           1,300,000
-------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.9%
NM MFA RB, SFM Program Series 2006, 4.55% 1                                               31,164,807          31,164,807
-------------------------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub. Lien, Series 2001, 3.96% 1                  19,515,000          19,515,000
                                                                                                          ---------------
                                                                                                              50,679,807

-------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.9%
NY TSASC, Inc. RRB, P-Floats, Series PA-1355, 3.97% 1,2                                    4,355,000           4,355,000
-------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356, 3.97% 1,2                                    4,705,000           4,705,000
-------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359, 4% 1,2                                      10,350,000          10,350,000
-------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.96% 1                               7,300,000           7,300,000
-------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.96% 1,2                                              1,100,000           1,100,000
-------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.98% 1                                         1,600,000           1,600,000


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYC IDA Civic Facilities RB, Sephardic Community
Youth Center Project, Series 2006, 3.96% 1                                             $   8,000,000      $    8,000,000
-------------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital,
Inc. Project, Series 2005, 3.96% 1                                                         5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resh
Corp. Project, Series 2005, 3.96% 1                                                       10,000,000          10,000,000
                                                                                                          ---------------
                                                                                                              52,410,000

-------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.4%
Buncombe Cnty., NC IF&PCFA RB, Medical Action Industries, 4.02% 1                            610,000             610,000
-------------------------------------------------------------------------------------------------------------------------
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project, 4.26% 1                             1,280,000           1,280,000
-------------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply, Inc. Project,
Series 1997, 4.26% 1                                                                       1,375,000           1,375,000
-------------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori School
of Raleigh, 4.02% 1                                                                        2,400,000           2,400,000
-------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley
Total Living Center, Series 1998, 3.97% 1                                                  1,030,000           1,030,000
-------------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IF&PCFA RB, Aeroglide Corp. Project, Series 1997, 4.26% 1                     825,000             825,000
                                                                                                          ---------------
                                                                                                               7,520,000

-------------------------------------------------------------------------------------------------------------------------
OHIO--0.8%
Cleveland, OH SDI RANs, Series 1997, 5.75%, 6/1/07                                         1,020,000           1,029,318
-------------------------------------------------------------------------------------------------------------------------
East Liverpool, OH Hospital Facilities RB, East Liverpool City Hospital,
Series 2006, 3.96% 1                                                                       5,765,000           5,765,000
-------------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.80%, 6/15/07 3                        1,605,000           1,605,000
-------------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 4.01% 1                                   2,050,000           2,050,000
-------------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 4.01% 1                              3,100,000           3,100,000
                                                                                                          ---------------
                                                                                                              13,549,318

-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.7%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 4.02% 1               540,000             540,000
-------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA RB, Haverford Township School, Subseries 2001-A, 3.96% 1                    2,195,000           2,195,000
-------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Assn. Independent Colleges, Series K-1, 3.60% 1                               2,300,000           2,299,724
-------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Rosemont College Project, Series O, 3.63% 1                                   2,900,000           2,900,000
-------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RRB, 1975 General Ordinance, 17th
Series, 5%, 7/1/07                                                                         4,215,000           4,239,989
                                                                                                          ---------------
                                                                                                              12,174,713

-------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
Hilton Head Island, SC Public Facilities Corp. COP, Beach Preservation
Fee Pledge, 4.50%, 8/1/07                                                                  2,080,000           2,089,372
-------------------------------------------------------------------------------------------------------------------------
Jasper Cnty., SC SDI BANs, Series 2006, 4.25%, 9/7/07                                      5,000,000           5,021,387


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
SC Assn. Governmental Organizations TANs, Series 2006, 4.25%, 4/13/07                  $  34,782,000      $   34,813,075
                                                                                                          ---------------
                                                                                                              41,923,834

-------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001B, 4.21% 1                        2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001C, 3.96% 1                        7,500,000           7,500,000
                                                                                                          ---------------
                                                                                                               9,500,000

-------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.6%
Montgomery Cnty., TN Public Building Authority Pooled Financing RB, 4% 1                   1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB, Local Government Public
Improvement, Series E-3, 4% 1                                                              2,250,000           2,250,000
-------------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 4.01% 1                        4,500,000           4,500,000
-------------------------------------------------------------------------------------------------------------------------
TN Municipal Energy Acquisition Corp. Gas RB, PTTR, Series 1578, 3.97% 1,2                10,000,000          10,000,000
-------------------------------------------------------------------------------------------------------------------------
TN Municipal Energy Acquisition Corp. Gas RB, PTTR, Series 1579, 3.97% 1,2                 3,115,000           3,115,000
-------------------------------------------------------------------------------------------------------------------------
TN Tennergy Corp. Gas RB, PTTR, Series 1258Q, 3.97% 1,2                                   15,000,000          15,000,000
-------------------------------------------------------------------------------------------------------------------------
TN Tennergy Corp. RB, BNP Paribas STARS Certificates Trust,
Series 2006-001, 3.96% 1,2                                                                11,100,000          11,100,000
                                                                                                          ---------------
                                                                                                              46,965,000

-------------------------------------------------------------------------------------------------------------------------
TEXAS--9.4%
Aledo, TX ISD School Building GOUN, 3.62% 1                                                5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats, Series PZ-157, 3.97% 1,2               8,395,000           8,395,000
-------------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A, 3.96% 1                   3,500,000           3,500,000
-------------------------------------------------------------------------------------------------------------------------
Clint, TX ISD GOUN, Roaring Fork Municipal Products LLC,
Series 2006-16, Cl. A, 3.98% 1,2                                                           7,320,000           7,320,000
-------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD GOUN, Goldman Sachs Trust
Series 2006-86TP, 3.97% 1                                                                  2,775,000           2,775,000
-------------------------------------------------------------------------------------------------------------------------
Dallas, TX ISD GOUN, AAMC Series 2006-8, 3.96% 1,2                                        14,565,000          14,565,000
-------------------------------------------------------------------------------------------------------------------------
Frisco, TX ISD GOUN, AAMC Series 2006-56, 3.96% 1,2                                        6,170,000           6,170,000
-------------------------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 3.96% 1                 5,090,000           5,090,000
-------------------------------------------------------------------------------------------------------------------------
Georgetown, TX HFDC Retirement Facilities RRB,
Wesleyan Homes, Inc. Project, 3.95% 1                                                      6,980,000           6,980,000
-------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX MTAU Sales & Use Tax RB, Series A, 3.60%, 4/9/07                          7,000,000           7,000,000
-------------------------------------------------------------------------------------------------------------------------
Irving, TX ISD GOUN, AAMC Series 2002-8, 3.96% 1,2                                        11,390,000          11,390,000
-------------------------------------------------------------------------------------------------------------------------
Katy, TX ISD GOUN, AAMC Series 2006-62, 3.96% 1,2                                          5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN,
Series 2004, 3.62%, 6/15/07 3                                                             11,375,000          11,375,000
-------------------------------------------------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.82%, 2/1/07 3                                          11,150,000          11,152,992
-------------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, AAMC Series 2006-23, 3.96% 1,2                                     5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr. Lien, Series 2003, 4.03% 1                    800,000             800,000


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.75%, 2/15/07 3                       $   1,000,000      $    1,000,751
-------------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, Series 2006-1315, 4.01% 1,2                            12,547,500          12,547,500
-------------------------------------------------------------------------------------------------------------------------
TX Gulf Coast Waste Disposal Authority Enviromental Facilities RB,
Amoco Oil Co. Project, Series 2001, 4.02% 1                                                2,700,000           2,700,000
-------------------------------------------------------------------------------------------------------------------------
TX Municipal Gas Acquisition & Supply Corp. RB, P-Floats,
Series PA-1437, 4.01% 1,2                                                                 13,335,000          13,335,000
-------------------------------------------------------------------------------------------------------------------------
TX Small Business IDC RB, Public Facilities Capital Access, 4.03% 1                        1,500,000           1,500,000
-------------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 3.99% 1,2                                    12,655,000          12,655,000
-------------------------------------------------------------------------------------------------------------------------
TX TUAU RB, BNP Paribas STARS Certificate Trust, Series 2006-155, 3.97% 1,2                9,910,000           9,910,000
-------------------------------------------------------------------------------------------------------------------------
Victoria, TX HFDC RB, Warm Springs Rehabilitation Foundation,
Series 1997, 3.98% 1                                                                       1,250,000           1,250,000
                                                                                                          ---------------
                                                                                                             166,411,243

-------------------------------------------------------------------------------------------------------------------------
UTAH--1.1%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
Series 2003A, 4.26% 1                                                                     10,985,000          10,985,000
-------------------------------------------------------------------------------------------------------------------------
Duchesne, UT SDI Building Authority Lease RB, Series 2005, 3.96% 1                         1,800,000           1,800,000
-------------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 4.01% 1                                                 1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
UT Building Ownership Authority Lease RB, Series 2001C, 4% 1                               2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, Series PT-3741, 3.97% 1,2                       4,580,000           4,580,000
                                                                                                          ---------------
                                                                                                              20,365,000

-------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.1%
Henrico Cnty., VA Municipal Securities Trust Certificates RB,
Series 5021, Cl. A, 4.01% 1,2                                                              2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.0%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series PZ-55, 3.97% 1,2              2,960,000           2,960,000
-------------------------------------------------------------------------------------------------------------------------
Port Bellingham, WA IDV Corp. EFC RB, West Coast Products LLC, 4.02% 1                     2,400,000           2,400,000
-------------------------------------------------------------------------------------------------------------------------
WA EDFAU RB, Art Mensonides & Theresa Project, Series 2001-I, 4.12% 1                      1,690,000           1,690,000
-------------------------------------------------------------------------------------------------------------------------
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason,
Series 2006C, 3.96% 1                                                                      3,435,000           3,435,000
-------------------------------------------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 3.97% 1,2                                                 2,770,000           2,770,000
-------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1449, 3.97% 1,2                                                      4,290,000           4,290,000
-------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1492, 3.97% 1,2                                                      2,710,000           2,710,000
-------------------------------------------------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, Goldman Sachs Trust,
Series 2006-7TPZ, 3.97% 1,2                                                               30,230,000          30,230,000
-------------------------------------------------------------------------------------------------------------------------
Yakima Cnty., WA Public Corp. SW RB, George DeRuyter & Son, 4.07% 1                        2,500,000           2,500,000
                                                                                                          ---------------
                                                                                                              52,985,000

-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 4.01% 1                          4,500,000           4,500,000


                        16 | CENTENNIAL TAX EXEMPT TRUST

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 4.01% 1                      $   6,850,000      $    6,850,000
-------------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 4.01% 1                                    3,100,000           3,100,000
                                                                                                          ---------------
                                                                                                              14,450,000

-------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.8%
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats,
Series PA 1361, 4% 1,2                                                                     3,105,000           3,105,000
-------------------------------------------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp.,
Series 1999A, 4.20% 1                                                                        700,000             700,000
-------------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 4.26% 1                          2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------------------
Green Bay, WI WS RRB, PTTR, Series 1510, 3.97% 1,2                                         6,305,000           6,305,000
-------------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 4.16% 1                   7,710,000           7,710,000
-------------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 4.11% 1                         2,045,000           2,045,000
-------------------------------------------------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing Project, Series 2006, 4.11% 1                  1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc, Project, 4.11% 1                              1,400,000           1,400,000
-------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 3.96% 1                  4,000,000           4,000,000
-------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.96% 1                                       14,050,000          14,050,000
-------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 3.99% 1,2                                            1,905,000           1,905,000
-------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, 3.96% 1                                                       23,165,000          23,165,000
                                                                                                          ---------------
                                                                                                              67,385,000

-------------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 4.11% 1                                                                       4,140,000           4,140,000
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.8%
Washington D.C., WSS RRB, P-Floats, Series PT-3699, 3.96% 1,2                              4,665,000           4,665,000
-------------------------------------------------------------------------------------------------------------------------
Washington D.C., WSS RB, AAMC Series 2005-24, 3.96% 1,2                                   10,345,000          10,345,000
                                                                                                          ---------------
                                                                                                              15,010,000

-------------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--4.5%
Cl. B RB Certificates Trust, Series 2002-1, 4.16% 1,2                                      5,000,000           5,000,000
-------------------------------------------------------------------------------------------------------------------------
MSTFC RB, Series 2006-1481P, 4.06% 1,2                                                     2,530,000           2,530,000
-------------------------------------------------------------------------------------------------------------------------
MSTFC RRB, Series 2006-1469P, 4.06% 1,2                                                    1,290,000           1,290,000
-------------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 4.04% 1,2                             7,770,000           7,770,000
-------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 4.01% 1,2                                                        7,805,000           7,805,000
-------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-015, 4.01% 1,2                                                       10,000,000          10,000,000
-------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-020, 4.01% 1,2                                                       25,700,000          25,700,000
-------------------------------------------------------------------------------------------------------------------------
SunAmerica Trust Series 2001-2 Certificates, Cl. A, Series 2002-2, 4.06% 1,2              19,500,000          19,500,000
                                                                                                          ---------------
                                                                                                              79,595,000


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL               VALUE
                                                                                              AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.5%
PR CMWLTH Aqueduct & Sewer Authority RB, Reset Option
Certificates II-R Trust, Series 709CE, 3.96% 1,2                                       $  45,000,000      $   45,000,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (COST $1,762,163,126)                                   99.1%      1,762,163,126
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.9          15,941,133
                                                                                       ----------------------------------
NET ASSETS                                                                                     100.0%     $1,778,104,259
                                                                                       ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC          ABN AMRO Munitops Certificates
BANs          Bond Anticipation Nts.
CAB           Capital Appreciation Bond
CD            Commercial Development
CDAU          Community Development Authority
CMWLTH        Commonwealth
COP           Certificates of Participation
DAU           Development Authority
DFA           Development Finance Authority
DFB           Development Finance Board
ECFA          Educational and Cultural Facilities
              Authority
ED            Economic Development
EDAU          Economic Development Authority
EDC           Economic Development Corp.
EDFAU         Economic Development Finance
              Authority
EDLFA         Educational Facilities Authority
EFC           Environmental Facilities Corp.
FA            Facilities Authority
FAU           Finance Authority
GO            General Obligation
GOB           General Obligation Bonds
GOLB          General Obligation Ltd. Bonds
GOUN          General Obligation Unlimited Nts.
H&EFA         Health and Educational Facilities
              Authority
H&RA          Housing and Redevelopment Authority
HA            Hospital Authority
HAU           Housing Authority
HCF           Health Care Facilities
HEFAU         Higher Educational Facilities Authority
HFA           Housing Finance Agency/Authority
HFAU          Health Facilities Authority
HFC           Housing Finance Corp.
HFDC          Health Facilities Development Corp.
HOFA          Hospital Finance Agency/Authority
IDA           Industrial Development Agency
IDAU          Industrial Development Authority
IDB           Industrial Development Board
IDC           Industrial Development Corp.
IDV           Industrial Development
IF&PCFA       Industrial Facilities and Pollution
              Control Financing Authority
ISD           Independent School District
MFA           Mortgage Finance Authority
MH            Multifamily Housing
MSTFC         Morgan Stanley & Co., Inc. Trust Floater
              Certificates
MTAU          Metropolitan Transportation Authority
NYC           New York City
P-Floats      Puttable Floating Option Tax Exempt
              Receipts
PC            Pollution Control
PP            Professionals PRN, Inc.
PTTR          Puttable Tax Exempt Receipts
RA            Redevelopment Agency/Authority
RANs          Revenue Anticipation Nts.
RB            Revenue Bonds
REF           Refunding
RRB           Revenue Refunding Bonds
SDI           School District
SFM           Single Family Mtg.
SGMSTR        Societe Generale, NY Branch Municipal
              Security Trust Receipts
SW            Solid Waste
SWD           Solid Waste Disposal
TANs          Tax Anticipation Nts.
TUAU          Turnpike Authority
TXAL          Tax Allocation
WS            Water System
WSS           Water & Sewer System
YMCA          Young Men's Christian Assoc.


                        18 | CENTENNIAL TAX EXEMPT TRUST

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $822,548,500 or 46.26% of the Trust's net assets as of December 31, 2006.

3. Put obligation redeemable at full principal value on the date reported.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $6,140,000, which represents 0.35% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2006
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,762,163,126)--see accompanying statement of investments        $ 1,762,163,126
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   16,492,259
Interest                                                                                           12,008,783
Shares of beneficial interest sold                                                                      8,726
Other                                                                                                 113,855
                                                                                              ----------------
Total assets                                                                                    1,790,786,749

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                        117,020
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              12,246,694
Service plan fees                                                                                     143,286
Shares of beneficial interest redeemed                                                                 67,010
Transfer and shareholder servicing agent fees                                                          45,853
Shareholder communications                                                                             23,234
Trustees' compensation                                                                                 10,795
Other                                                                                                  28,598
                                                                                              ----------------
Total liabilities                                                                                  12,682,490

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $ 1,778,104,259
                                                                                              ================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                               $ 1,777,835,476
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          268,783
                                                                                              ----------------
NET ASSETS--applicable to 1,777,864,524 shares of beneficial interest outstanding             $ 1,778,104,259
                                                                                              ================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                      $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 32,436,230

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,757,268
--------------------------------------------------------------------------------
Service plan fees                                                     1,765,158
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           259,736
--------------------------------------------------------------------------------
Shareholder communications                                               49,113
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,908
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,768
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   123,208
                                                                   -------------
Total expenses                                                        5,964,909
Less reduction to custodian expenses                                       (310)
                                                                   -------------
Net expenses                                                          5,964,599

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                26,471,631

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                        282,562

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 26,754,193
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS                YEAR
                                                                                            ENDED               ENDED
                                                                                DECEMBER 31, 2006            JUNE 30,
                                                                                      (UNAUDITED)                2006
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    26,471,631     $    40,741,047
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         282,562             273,030
                                                                                  ------------------------------------
Net increase in net assets resulting from operations                                   26,754,193          41,014,077

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                  (26,471,631)        (40,741,047)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                     (281,265)                 --

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions             67,736,735           9,553,672

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total increase                                                                         67,738,032           9,826,702
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,710,366,227       1,700,539,525
                                                                                  ------------------------------------
End of period                                                                     $ 1,778,104,259     $ 1,710,366,227
                                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                             YEAR
                                                   ENDED                                                            ENDED
                                       DECEMBER 31, 2006                                                         JUNE 30,
                                             (UNAUDITED)         2006         2005         2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain              .02 1        .02 1        .01 1         -- 2        .01          .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                (.02)        (.02)        (.01)          -- 2       (.01)        (.01)
Distributions from net realized gain                  -- 2         --           --           --           --           --
                                                 -------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                       (.02)        (.02)        (.01)          -- 2       (.01)        (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                      1.53%        2.44%        1.21%        0.35%        0.69%        1.17%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $1,778       $1,710       $1,701       $1,778       $1,877       $1,824
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $1,755       $1,701       $1,797       $1,851       $1,882       $1,904
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               2.99%        2.40%        1.20%        0.35%        0.68%        1.16%
Total expenses                                      0.67%        0.68%        0.67%        0.67%        0.66%        0.69%
Expenses after payments and waivers
and reduction to custodian expenses                 0.67%        0.68%        0.65%        0.67%        0.66%        0.69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      During the fiscal year ended June 30, 2006, the Trust utilized $5,544 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                        24 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED DECEMBER 31, 2006                YEAR ENDED JUNE 30, 2006
                                      SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold                           2,440,155,694     $ 2,440,155,694       4,960,314,040     $ 4,960,314,040
Dividends and/or
distributions reinvested          25,378,566          25,378,566          39,822,761          39,823,348
Redeemed                      (2,397,797,525)     (2,397,797,525)     (4,990,583,716)     (4,990,583,716)
                             ----------------------------------------------------------------------------
Net increase                      67,736,735     $    67,736,735           9,553,085     $     9,553,672
                             ============================================================================


                        25 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                ----------------------------------------
                Up to $250 million                0.500%
                Next $250 million                 0.475
                Next $250 million                 0.450
                Next $250 million                 0.425
                Next $250 million                 0.400
                Next $250 million                 0.375
                Next $500 million                 0.350
                Over $2 billion                   0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2006, the Trust paid $252,035 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of


                        26 | CENTENNIAL TAX EXEMPT TRUST
its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in OFI's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, OFI has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. OFI will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, OFI does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        27 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        28 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that


                        29 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Manager has had over twenty-five years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Cameron Ullyatt and the Manager's Money Market investment team and analysts. Mr. Ullyatt has been the portfolio manager of the Trust since July 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load tax-exempt money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Trust's one-year and three-year performance were better than its peer group median, although its five-year and ten-year performance were below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other tax-exempt money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Trust's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit


                        30 | CENTENNIAL TAX EXEMPT TRUST
the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                        31 | CENTENNIAL TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: February 8, 2007